OTHER INCOME (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER INCOME
Net foreign currency gains	71	48	132
Allowance for equity funds used during construction	1	3	96
Interest income on affiliate loans	20	17	20
Interest income	7	3	17
Noverco preferred shares dividend income	42	30	15
OPEB recovery (Note 5)	89
Gain on acquisition (note 6)			22
Other	10	16	16
Other income	240	117	318